                          DELAWARE GROUP EQUITY FUNDS V
                          Delaware Dividend Income Fund
                   (formerly Delaware Retirement Income Fund)
                            Supplement to the Fund's
                Class A, Class B, Class C and Class R Prospectus
             dated January 31, 2003 (Revised as of October 1, 2003)

The following replaces the fee tables and corresponding footnotes on page 4 under the section "What are the Fund's fees and expenses?":

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-------------------------------------------------------- -------------- ----------- ----------- -----------
CLASS                                                    A              B           C           R
-------------------------------------------------------- -------------- ----------- ----------- -----------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                             5.75%          none        none        none
-------------------------------------------------------- -------------- ----------- ----------- -----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                     none(1)        4.00%(2)    1.00%(3)    none
-------------------------------------------------------- -------------- ----------- ----------- -----------
Maximum sales charge (load) imposed on
reinvested dividends                                     none           none        none        none
-------------------------------------------------------- -------------- ----------- ----------- -----------
Redemption fees                                          none           none        none        none
-------------------------------------------------------- -------------- ----------- ----------- -----------
Exchange fees(4)                                         none           none        none        none
-------------------------------------------------------- -------------- ----------- ----------- -----------

Annual fund operating expenses are deducted from the Fund's assets.

-------------------------------------------------------- -------------- ----------- ----------- -----------
CLASS                                                    A              B           C           R
-------------------------------------------------------- -------------- ----------- ----------- -----------
Management fees                                          0.65%           0.65%       0.65%      0.65%
-------------------------------------------------------- -------------- ----------- ----------- -----------
Distribution and service (12b-1) fees(5)                 0.25%           1.00%       1.00%      0.60%
-------------------------------------------------------- -------------- ----------- ----------- -----------
Other expenses                                           2.36%           2.36%       2.36%      2.36%
-------------------------------------------------------- -------------- ----------- ----------- -----------
Total operating expenses                                 3.26%           4.01%       4.01%      3.61%
-------------------------------------------------------- -------------- ----------- ----------- -----------
Fee Waivers and Payments(6)                             (2.26%)         (2.26%)     (2.26%)     (2.26%)
-------------------------------------------------------- -------------- ----------- ----------- -----------
Net Expenses                                             1.00%           1.75%       1.75%      1.35%
-------------------------------------------------------- -------------- ----------- ----------- -----------

------------------------------------ ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
This example is intended to help     CLASS(8)             A          B                 B          C                  C           R
you compare the cost of investing                                          (if redeemed)                 (if redeemed)
in the Fund to the cost of           ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
investing in other mutual funds      1 year            $671       $178              $578       $178               $278        $137
with similar investment
objectives. We show the cumulative   ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
amount of Fund expenses on a         3 years         $1,331     $1,014            $1,289     $1,014             $1,014        $896
hypothetical investment of $10,000
with an annual 5% return over the    ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
time shown.(7) This is an example    5 years         $2,013     $1,867            $2,092     $1,867             $1,867      $1,676
only, and does not represent
future expenses, which may be        ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
greater or less than those shown     10 years        $3,823     $3,923            $3,923     $4,074             $4,074      $3,723
here.                                ----------- ----------- ---------- ----------------- ---------- ------------------ -----------
------------------------------------ ----------------------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Fund's distributor has contracted to waive a portion of the Class A shares 12b-1 fees through January 31, 2004 in order to prevent these fees from exceeding 0.25% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through January 31, 2004 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees and certain insurance costs) from exceeding 0.75% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

This Supplement is dated October 9, 2003.

                          DELAWARE GROUP EQUITY FUNDS V
                          Delaware Dividend Income Fund
                   (formerly Delaware Retirement Income Fund)
                   Supplement to the Institutional Prospectus
             dated January 31, 2003 (Revised as of October 1, 2003)

The following replaces the fee tables and corresponding footnotes on page 4 under the section "What are the Fund's fees and expenses?":

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a   none
percentage of offering price
------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a    none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested       none
dividends
------------------------------------------------------- ----------
Redemption fees                                         none
------------------------------------------------------- ----------
Exchange fees(1)                                        none
------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- -----------
Management fees                                         0.65%
------------------------------------------------------- -----------
Distribution and service (12b-1) fees                   None
------------------------------------------------------- -----------
Other expenses                                          2.36%
------------------------------------------------------- -----------
Total operating expenses                                3.01%
------------------------------------------------------- -----------
Fee waivers and payments(2)                             (2.26%)
------------------------------------------------------- -----------
Net expenses                                            0.75%
------------------------------------------------------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 ------------------ -----------
 1 year                    $77
 ------------------ -----------
 3 years                  $717
 ------------------ -----------
 5 years                $1,383
 ------------------ -----------
 10 years               $3,167
 ------------------ -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through January 31, 2004, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two through ten.

This Supplement is dated October 9, 2003.

                          DELAWARE GROUP EQUITY FUNDS V
                          Delaware Small Cap Value Fund
                       Delaware Small Cap Contrarian Fund
    Delaware Dividend Income Fund (formerly Delaware Retirement Income Fund)
              Supplement to the Statement of Additional Information
                             dated January 31, 2003

The following amends the Statement of Additional Information with respect to the Delaware Dividend Income Fund (formerly Delaware Retirement Income Fund):

         From the commencement of operations, Delaware Management Company has elected to waive, on a voluntary basis, that portion, if any, of the annual management fee payable by the Delaware Dividend Income Fund (the "Fund") and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed, on an annual basis, 0.75% (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses). This waiver of fees and payment of expenses will be extended through September 30, 2003.

         Beginning October 1, 2003, Delaware Management Company has elected to waive, on a contractual basis, that portion, if any, of the annual management fee payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed, on an annual basis, 0.75% (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) through January 31, 2004.

         From the commencement of operations through September 30, 2003, Delaware Distributors, L.P. (the "Distributor") elected to voluntarily waive 12b-1 Plan expenses for each Class of the Delaware Dividend Income Fund. Beginning October 1, 2003, the Fund commenced paying 12b-1 Plan expenses of an amount of 0.30% of average daily net assets for Class A shares and 1.00% for Class B and Class C shares. Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets. The Distributor has agreed to waive its right to receive 12b-1 Plan expenses with respect to Class A Shares of the Fund to the extent necessary to ensure 12b-1 Plan expenses for such Class do not exceed 0.25% of average daily net assets through January 31, 2004.


This Supplement is dated October 9, 2003.